13F-HR

5/15/08

0001103804
dk2hcr*f

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
This amendment (Check only one.): [ X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Carl Casler
Title: 	Chief Financial Officer
Phone: 	203-863-5039
Signature, Place and Date of Signing: Greenwich, CT

Carl Casler,  March 15, 2008

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: 4.637,151

					     TITLE OF	VALUE	SHARES/  	SH/ PUT/ 	INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER  		 	     CLASS        Cusip	X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
American Medical Sys                       COMMON STOCK 02744M108 39646    2794000  SH       SOLE            2794000
Aon Corp                                   COMMON STOCK 037389103 191633   4767000  SH       SOLE            4767000
Assurant Inc.                              COMMON STOCK 04621X108 26248    431300   SH       SOLE            431300
Comverse Technology                        COMMON STOCK 205862402 112866   7329000  SH       SOLE            7329000
DaVita Inc.                                COMMON STOCK 23918K108 153237   3208500  SH       SOLE            3208500
Discovery Holding Company                  COMMON STOCK 25468Y107 24657    1162000  SH       SOLE            1162000
Eagle Materials Inc                        COMMON STOCK 26969P108 18038    507400   SH       SOLE            507400
Federal Mogul Corp                         COMMON STOCK 313549404 5029     254000   SH       SOLE            254000
Fiserv Inc                                 COMMON STOCK 337738108 70475    1465500  SH       SOLE            1465500
Frontier Oil Corp                          COMMON STOCK 35914P105 34075    1250000  SH       SOLE            1250000
Gemstar-TV Guide Int'l Inc.                COMMON STOCK 36866W106 115625   24601100 SH       SOLE            24601100
Genworth Financial Inc                     COMMON STOCK 37247D106 92846    4101000  SH       SOLE            4101000
Goodyear Tire & Rubber Co                  COMMON STOCK 382550101 6475     251000   SH       SOLE            251000
Hercules Offshore Inc                      COMMON STOCK 427093109 40191    1600000  SH       SOLE            1600000
Hologic Inc                                COMMON STOCK 436440101 10119    182000   SH       SOLE            182000
Illumina Inc.                              COMMON STOCK 452327109 98244    1294400  SH       SOLE            1294400
Immucor Inc.                               COMMON STOCK 452526106 44643    2092000  SH       SOLE            2092000
Invesco Limited                            COMMON STOCK G491BT108 486734   19980900 SH       SOLE            19980900
Kroger Co                                  COMMON STOCK 501044101 142316   5603000  SH       SOLE            5603000
Mastercard Inc                             COMMON STOCK 57636Q104 595963   2672600  SH       SOLE            2672600
MGIC InvestmentCorp.                       COMMON STOCK 552848103 109      10800    SH       SOLE            10800
Monster Worldwide Inc.                     COMMON STOCK 611742107 1464     60500    SH       SOLE            60500
MSCI Inc                                   COMMON STOCK 55354G100 27813    934900   SH       SOLE            934900
NII Holdings Inc                           COMMON STOCK 62913F201 130298   4100000  SH       SOLE            4100000
Och-Ziff Capital Management                COMMON STOCK 67551U105 10500    500000   SH       SOLE            500000
Palm Inc                                   COMMON STOCK 696643105 508      101798   SH       SOLE            101798
Plains Exploration & Production            COMMON STOCK 726505100 152033   2861000  SH       SOLE            2861000
Priceline.com                              COMMON STOCK 741503403 227095   1879000  SH       SOLE            1879000
Qualcomm Inc                               COMMON STOCK 747525103 566784   13824000 SH       SOLE            13824000
Southwestern Energy                        COMMON STOCK 845467109 116836   3468000  SH       SOLE            3468000
Staples Inc.                               COMMON STOCK 855030102 66772    3020000  SH       SOLE            3020000
State Street Corp                          COMMON STOCK 857477103 160528   2032000  SH       SOLE            2032000
The Sherwin-Williams Company               COMMON STOCK 824348106 76917    1507000  SH       SOLE            1507000
Time Warner Cable                          COMMON STOCK 88732J108 4943     197908   SH       SOLE            197908
Total System Services Inc.                 COMMON STOCK 891906109 1201     50800    SH       SOLE            50800
Transocean Inc                             COMMON STOCK G90073100 180492   1335000  SH       SOLE            1335000
Universal Health Services Inc              COMMON STOCK 913903100 15731    293000   SH       SOLE            293000
Visa Inc                                   COMMON STOCK 92826C839 418560   6712000  SH       SOLE            6712000
Weatherford Intl Ltd.                      COMMON STOCK G95089101 169507   2339000  SH       SOLE            2339000
S REPORT SUMMARY 40 DATA RECORDS
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.